UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe          London, England                February 11, 2011
----------------------     ----------------------------    ---------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $339,715
                                         (thousands)


List of Other Included Managers:

Form 13F File Number        Name

(1)                         Ridley Park Paragon Master Fund Limited

                                              FORM 13F INFORMATION TABLE
                                                December 31, 2010



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------                --------        -----       --------  -------   --- ----  ----------  --------   ----     ------  ----
AMERICAN EXPRESS CO           COM             025816109   21,460      500,000 SH  CALL  DEFINED     1            500,000
CNINSURE INC                  SPONSORED ADR   18976M103    8,645      500,000 SH        DEFINED     1            500,000
COCA COLA CO                  COM             191216100   21,375      325,000 SH        DEFINED     1            325,000
GOLDMAN SACHS GROUP INC       COM             38141G104   14,294       85,000 SH        DEFINED     1             85,000
INTERNATIONAL BUSINESS MACHS  COM             459200101   14,676      100,000 SH  CALL  DEFINED     1            100,000
ISHARES TR                    FTSE XNHUA IDX  464287184   17,236      400,000 SH        DEFINED     1            400,000
JPMORGAN CHASE & CO           COM             46625H100   65,751    1,550,000 SH        DEFINED     1          1,550,000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD  73936B408   16,984      525,000 SH        DEFINED     1            525,000
TRANSOCEAN LTD                REG SHS         H8817H100   97,314    1,400,000 SH  PUT   DEFINED     1          1,400,000
WELLS FARGO & CO NEW          COM             949746101   61,980    2,000,000 SH        DEFINED     1          2,000,000



SK 27087 0001 1168410